Condensed Financial Statements of Parent Company - Balance Sheets (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 347,817,093	$ 49,960,799	¥ 2,186,288,246	¥ 278,458,413
Short-term investments	1,276,830,926	183,405,287	115,436,080
Prepayments and other current assets	234,728,386	33,716,623	120,365,506
Total current assets	2,692,226,767	386,714,178	2,626,073,906
Other non-current assets	20,811,791	2,989,427	10,672,141
Total non-current assets	247,970,128	35,618,681	126,397,611
Total assets	2,940,196,895	422,332,859	2,752,471,517
Non-current liabilities:
Convertible loan	1,218,905,676	175,084,845
Other non-current liabilities	7,212,463	1,036,005	9,686,219
Non-current liabilities	1,273,998,241	182,998,397	33,318,118
Total liabilities	3,149,695,951	452,425,515	1,144,301,882
Shareholders’ equity (deficit):
Additional paid-in capital	4,321,100,861	620,687,302	3,684,130,058
Treasury stock (US$0.0001 par value; 9,500,000 and 8,635,420 shares as of December 31, 2018 and December 31, 2019, respectively)	(142,228,779)	(20,429,886)
Accumulated other comprehensive loss	(17,934,525)	(2,576,132)	(16,428,875)
Accumulated deficit	(4,862,464,162)	(698,449,275)	(2,153,235,425)
Total shareholders’ equity (deficit)	(705,343,621)	(101,316,271)	1,511,232,780	¥ (108,560,011)	¥ (11,191,017)
Total liabilities, mezzanine equity and shareholders’ equity	2,940,196,895	422,332,859	2,752,471,517
Class A Ordinary Shares
Shareholders’ equity (deficit):
Ordinary shares	20,260	2,910	16,292
Class B Ordinary Shares
Shareholders’ equity (deficit):
Ordinary shares	24,391	3,504	25,255
Parent Company
Current assets:
Cash and cash equivalents	148,279,138	21,298,965	2,023,415,810
Short-term investments	498,100,680	71,547,686
Prepayments and other current assets	8,030,839	1,153,558	29,631,942
Total current assets	654,410,657	94,000,209	2,053,047,752
Other non-current assets	6,251,505	897,974
Total non-current assets	6,251,505	897,974
Total assets	660,662,162	94,898,183	2,053,047,752
Current liabilities
Accrued expenses and other current liabilities	2,640,434	379,275	5,558,005
Non-current liabilities:
Convertible loan	1,218,905,676	175,084,845
Other non-current liabilities	7,212,463	1,036,005	9,686,219
Payables to subsidiaries and VIEs	133,385,543	19,159,635	523,296,223
Non-current liabilities	1,359,503,682	195,280,485	532,982,442
Total liabilities	1,362,144,116	195,659,760	538,540,447
Shareholders’ equity (deficit):
Additional paid-in capital	4,321,100,861	620,687,302	3,684,130,058
Treasury stock (US$0.0001 par value; 9,500,000 and 8,635,420 shares as of December 31, 2018 and December 31, 2019, respectively)	(142,228,779)	(20,429,886)
Accumulated other comprehensive loss	(17,934,525)	(2,576,132)	(16,428,875)
Accumulated deficit	(4,862,464,162)	(698,449,275)	(2,153,235,425)
Total shareholders’ equity (deficit)	(701,481,954)	(100,761,577)	1,514,507,305
Total liabilities, mezzanine equity and shareholders’ equity	660,662,162	94,898,183	2,053,047,752
Parent Company | Class A Ordinary Shares
Shareholders’ equity (deficit):
Ordinary shares	20,260	2,910	16,292
Parent Company | Class B Ordinary Shares
Shareholders’ equity (deficit):
Ordinary shares	¥ 24,391	$ 3,504	¥ 25,255